Statement of Changes in Shareholders' Equity - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A ordinary shares	Class B ordinary shares
Balance at beginning at Aug. 18, 2020
Balance at beginning (in Shares) at Aug. 18, 2020
Issuance of Class B ordinary shares to sponsor	25,000	$ 24,281			$ 719
Issuance of Class B ordinary shares to sponsor (in Shares)					7,187,500
Sale of 25,000,000 units, net of underwriting discounts and offering costs	227,767,722	227,765,222		$ 2,500
Sale of 25,000,000 units, net of underwriting discounts and offering costs (in Shares)				25,000,000
Sale of 4,666,667 private placement warrants (proceeds received in excess of fair value)	2,100,000	2,100,000
Forfeiture of founder shares		94			$ (94)
Forfeiture of founder shares (in Shares)					(937,500)
Class A ordinary shares subject to possible redemption	(220,448,820)	(220,446,616)		$ (2,204)
Class A ordinary shares subject to possible redemption (in Shares)				22,040,218
Net loss	(4,443,894)		$ (4,443,894)
Balance, at ending at Dec. 31, 2020	5,000,008	9,442,981	(4,443,894)	$ 296	$ 625
Balance, at ending (in Shares) at Dec. 31, 2020				2,959,782	6,250,000
Class A ordinary shares subject to possible redemption	3,017,488	3,017,457		$ 31
Class A ordinary shares subject to possible redemption (in Shares)				306,599
Net loss	(3,017,488)		(3,017,488)
Balance, at ending at Mar. 31, 2021	$ 5,000,008	$ 12,460,438	$ (7,461,382)	$ 327	$ 625
Balance, at ending (in Shares) at Mar. 31, 2021				3,266,381	6,250,000